Nonrecourse Debt, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of nonrecourse debt at fair value
Nonrecourse debt, at fair value, consisted of the following (in thousands):

	Issue Date	Final Maturity Date	Interest Rate	Original Issue Amount	December 31, 2022	December 31, 2021
Securitization of performing / nonperforming HECM loans	July 2020 - August 2022	July 2030 - August 2032	0.88% - 9.32%	$2,250,554	$953,336	$922,970
Securitization of non-agency reverse loans	May 2018 - December 2022	March 2050 - November 2069	1.75% - 4.50%	8,363,562	6,598,145	4,630,203
Securitization of Fix & Flip loans	April 2021	May 2025	2.10% - 5.40%	$268,511	268,511	268,511
Total consolidated VIE nonrecourse debt UPB					7,819,992	5,821,684
Nonrecourse MSR financing liability, at fair value(1)					60,562	142,435
Nonrecourse commercial loan financing liability(2)					105,291	107,744
Fair value adjustments					(642,668)	39,379
Total nonrecourse debt, at fair value					$7,343,177	$6,111,242
(1) As of December 31, 2021, the financing liability is due to a related-party. Refer to Note 33 - Related-Party Transactions for additional information regarding the financing liability due to a related-party.
(2) Nonrecourse commercial loan financing liability is comprised of the balance of the nonrecourse debt for the applicable period associated with the CAPT securitization. As the CAPT securitization was determined to be an unconsolidated VIE and failed sale treatment, the associated nonrecourse debt is accounted for by FoA and presented separately from the other nonrecourse debts. Refer to Note 4 - Variable Interest Entities and Securitizations for additional information.

Summary Of Estimated Maturities For Nonrecourse Debt Fair Value	As of December 31, 2022, estimated maturities for nonrecourse debt for the next five years and thereafter are as follows (in thousands):

Year Ending December 31,	Estimated Maturities
2023	$1,685,944
2024	2,248,967
2025	884,036
2026	359,841
2027	2,746,495
Thereafter	—
Nonrecourse MSR financing liability(1)	60,562
Total payments on nonrecourse debt	$7,985,845
(1) Nonrecourse MSR financing liability is listed separately as the timing of the payments of the nonrecourse MSR financing liability is dependent on the payments received on the underlying MSR, and no contractual maturity date is applicable.